Financial Instruments and Related Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Available Debt Facilities

The table below outlines the company’s available debt facilities as at December 31, 2017:

	Total Amount	Amount Outstanding and Committed		Amount Available

Credit facility [1]	$3,500	$ 730		$2,770
Line of credit	75	4	[2]	71

[1]	As described in Note 21, $3,500 of this facility was available through May 31, 2020 and $3,250 of this facility was available through May 31, 2021. Included in the amount outstanding and committed was $730 of commercial paper. The amount available under the commercial paper program is limited to the availability of backup funds under the credit facility.

[2]	Direct borrowings and letters of credit discussed in Note 20.

Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts

The following maturity analysis of the company’s financial liabilities and gross settled derivative contracts (for which the cash flows are settled simultaneously) is based on the expected undiscounted contractual cash flows from the date of the consolidated statements of financial position to the contractual maturity date.

	Carrying Amount of Liability as at December 31, 2017	Contractual Cash Flows	Within 1 Year	1 to 3 Years	3 to 5 Years	Over 5 Years

Short-term debt obligations [1]	$ 730	$ 730	$ 730	$ –	$ –	$ –
Payables and accrued charges [2]	570	570	570	–	–	–
Long-term debt obligations	3,750	5,542	178	1,295	242	3,827
Foreign currency derivatives	(1)
Outflow		39	39	–	–	–
Inflow		(40)	(40)	–	–	–
Natural gas derivatives	64	62	25	22	15	–

	$ 5,113	$ 6,903	$ 1,502	$ 1,317	$ 257	$ 3,827

[1] Contractual cash flows include contractual interest payments related to debt obligations. Interest rates on variable rate debt are based on prevailing rates as at December 31, 2017. Disclosures regarding offsetting of certain debt obligations are provided in Note 21.

[2] Excludes taxes, accrued interest, deferred revenues and current portions of asset retirement obligations and accrued environmental costs and pension and other post-retirement benefits.

Fair value of senior notes to their carrying amounts

Presented below is a comparison of the fair value of the company’s senior notes to their carrying amounts as at December 31.

	2017		2016

	Carrying Amount of Liability [1]	Fair Value of Liability	Carrying Amount of Liability [1]	Fair Value of Liability

Long-term debt senior notes	$3,707	$4,045	$4,202	$4,384

[1]	Includes net unamortized debt issue costs.

Summary of Fair Value Hierarchy for Financial Assets and Financial Liabilities

The following table presents the company’s fair value hierarchy for financial assets and financial liabilities carried at fair value on a recurring basis:

		Fair Value Measurements at Reporting Dates Using:

2017	Carrying Amount of Asset (Liability) as at December 31	Quoted Prices in Active Markets for Identical Assets (Level 1) [1]	Significant Other Observable Inputs (Level 2) [1]

Derivative instrument assets
Natural gas derivatives	$9	$–	$9
Available-for-sale investments [2]	970	970	–
Derivative instrument liabilities
Natural gas derivatives	(64)	–	(64)

2016

Derivative instrument assets
Natural gas derivatives	$6	$–	$6
Available-for-sale investments [2]	940	940	–
Derivative instrument liabilities
Natural gas derivatives	(97)	–	(97)

[1]	During 2017 and 2016, there were no transfers between Level 1 and Level 2. The company’s policy is to recognize transfers at the end of the reporting period.

[2]	Available-for-sale investments are comprised of shares in ICL, Sinofert and other.

Summary of Recognized Financial Instruments that are Offset, or Subject to Enforceable Master Netting Arrangements

The following table presents the company’s recognized financial instruments that are offset, or subject to enforceable master netting arrangements:

				Amounts Not Offset

Financial assets (liabilities)	Gross	Offset	Net Amounts Presented	Included in Gross	Related To Cash Margin Deposits (Held) Placed		Net Amounts Presented Less Amounts Not Offset

December 31, 2017
Derivative instrument assets
Natural gas derivatives	$11	$(2)	$9	$–	$(1	) [1]	$8
Derivative instrument liabilities
Natural gas derivatives	(74)	10	(64)	(27)	38	[2]	(53)
Other long-term debt instruments [3]	(150)	150	–	–	–		–

	$(213)	$158	$(55)	$(27)	$37		$(45)

December 31, 2016
Derivative instrument assets
Natural gas derivatives	$6	$–	$6	$–	$(1	) [1]	$5
Derivative instrument liabilities
Natural gas derivatives	(125)	28	(97)	(30)	61	[2]	(66)
Other long-term debt instruments [3]	(187)	187	–	–	–		–

	$(306)	$215	$(91)	$(30)	$60		$(61)

[1]	Cash margin deposits held related to legally enforceable master netting arrangements for natural gas derivatives.

[2]	Cash margin deposits placed with counterparties related to legally enforceable master netting arrangements for natural gas derivatives.

[3]	Back-to-back loan arrangements (Note 21).

Foreign exchange risks [member]
Summary of financial instruments

Exposure to reasonably possible changes in relevant foreign currencies on the company’s financial instruments and the pre-tax effects on net income and OCI include the following:

2017	Carrying Amount of Asset (Liability) as at December 31	Foreign Exchange Risk
		5% decrease in US$		5% increase in US$
		Net Income	OCI	Net Income	OCI

Available-for-sale investments
ICL (New Israeli shekels) [1]	$ 708	$ –	$ 35	$ –	$ (35)
Sinofert (Hong Kong dollars) [2]	258	–	13	–	(13)
Payables (CDN)	(75)	(4)	–	4	–
Foreign currency derivatives	1	2	–	(2)	–

2016

Available-for-sale investments
ICL (New Israeli shekels)	$ 725	$ –	$ 36	$ –	$ (36)
Sinofert (Hong Kong dollars)	212	–	11	–	(11)
Payables (CDN)	(83)	(4)	–	4	–
Foreign currency derivatives	–	1	–	(1)	–

[1]	Sold subsequent to December 31, 2017 (Note 19).

[2]	Assumed any decrease below the carrying amount at the last impairment date would represent a further impairment recorded through net income. The carrying amount was $190 as at December 31, 2017 (December 31, 2016 – $190). All other variables were assumed to remain constant.

Commodity price risk [member]
Summary of financial instruments

Exposure to reasonably possible changes in price for a relevant commodity or security and the pre-tax effects on net income and OCI include the following:

	Carrying Amount of Asset (Liability) as at December 31	Price Risk
		Effect of 10% decrease in prices		Effect of 10% increase in prices
2017		Net Income	OCI	Net Income	OCI

Available-for-sale investments
ICL [1]	$708	$–	$(71)	$–	$71
Sinofert [2]	258	–	(26)	–	26
Natural gas derivatives	(55)	–	(7)	–	7

2016

Available-for-sale investments
ICL	$725	$–	$(73)	$–	$73
Sinofert	212	–	(21)	–	21
Natural gas derivatives	(91)	(1)	(13)	–	14

[1]	Sold subsequent to December 31, 2017 (Note 19).

[2]	Assumed any decrease below the carrying amount at the last impairment date ($190 as at December 31, 2017) (December 31, 2016 – $190) would represent a further impairment recorded through net income. All other variables were assumed to remain constant.